FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876
                                   ---------

                           TEMPLETON CHINA WORLD FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton China World Fund

QUARTERLY STATEMENT OF INVESTMENTS

NOVEMBER 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   7

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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Templeton China World Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
                                                                    COUNTRY        SHARES          VALUE
-----------------------------------------------------------------------------------------------------------
    COMMON STOCKS 94.0%
    AIR FREIGHT & LOGISTICS 0.2%
    Shenzhen International Holdings Ltd. .....................       China        23,932,000   $  1,430,668
    Sinotrans Ltd., H ........................................       China         1,238,000        445,642
                                                                                               ------------
                                                                                                  1,876,310
                                                                                               ------------
    AIRLINES 0.1%
    Air China Ltd., H ........................................       China           448,000        228,076
  a Air China Ltd., H, 144A ..................................       China           500,000        254,549
                                                                                               ------------
                                                                                                    482,625
                                                                                               ------------
    AUTO COMPONENTS 1.7%
    Cheng Shin Rubber Industry Co. Ltd. ......................       Taiwan        7,357,897      7,781,078
    Norstar Founders Group Ltd. ..............................       China         9,894,000      3,319,857
    Weifu High-Technology Co. Ltd., B ........................       China         1,212,987        888,869
    Xinyi Glass Holding Co. Ltd. .............................       China         2,020,000        895,937
                                                                                               ------------
                                                                                                 12,885,741
                                                                                               ------------
    AUTOMOBILES 1.1%
  b Brilliance China Automotive Holdings Ltd. ................       China         8,878,000      1,518,007
    China Motor Corp. ........................................       Taiwan        4,446,715      4,069,968
    Chongqing Changan Automobile Co. Ltd., B .................       China         5,297,380      3,091,889
                                                                                               ------------
                                                                                                  8,679,864
                                                                                               ------------
    CAPITAL MARKETS 0.2%
    Yuanta Core Pacific Securities Co. .......................       Taiwan        2,247,156      1,744,082
                                                                                               ------------
    COMMERCIAL BANKS 13.5%
a,b Bank of China Ltd., H, 144A ..............................       China        41,306,000     20,019,878
    China Construction Bank Corp., H .........................       China         1,003,000        523,521
  a China Construction Bank Corp., H, 144A ...................       China        30,832,000     16,092,913
a,b China Merchants Bank Co. Ltd., H, 144A ...................       China         1,535,500      2,949,221
    Chinatrust Financial Holding Co. Ltd. ....................       Taiwan       14,035,842     11,978,641
    HSBC Holdings PLC ........................................   United Kingdom    1,479,362     27,482,057
a,b Industrial and Commercial Bank of China, H, 144A .........       China        22,778,000     11,537,687
    Mega Financial Holding Co. Ltd. ..........................       Taiwan       18,334,000     13,889,394
                                                                                               ------------
                                                                                                104,473,312
                                                                                               ------------
    COMMUNICATIONS EQUIPMENT 0.6%
    D-Link Corp. .............................................       Taiwan        3,914,373      4,720,487
                                                                                               ------------
    COMPUTERS & PERIPHERALS 5.1%
    Acer Inc. ................................................       Taiwan        4,008,559      8,651,745
    Asustek Computer Inc. ....................................       Taiwan        8,427,294     23,165,938
    Lite-On It Corp. .........................................       Taiwan        3,955,160      3,540,565
    Lite-On Technology Corp. .................................       Taiwan        3,125,877      4,054,748
                                                                                               ------------
                                                                                                 39,412,996
                                                                                               ------------
    CONSTRUCTION MATERIALS 0.1%
    Anhui Conch Cement Co. Ltd., H ...........................       China           304,000        951,655
                                                                                               ------------
    DISTRIBUTORS 2.0%
    China Resources Enterprise Ltd. ..........................       China         5,548,000     14,079,607
    Test-Rite International Co. Ltd. .........................       Taiwan        2,162,468      1,163,480
                                                                                               ------------
                                                                                                 15,243,087
                                                                                               ------------


                                          Quarterly Statement of Investments | 3

Templeton China World Fund

--------------------------------------------------------------------------------------------
                                                        COUNTRY      SHARES         VALUE
--------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  DIVERSIFIED TELECOMMUNICATION SERVICES 3.2%
  China Telecom Corp. Ltd., H .....................      China      53,807,833   $24,764,837
                                                                                 -----------
  ELECTRIC UTILITIES 2.4%
  Cheung Kong Infrastructure Holdings Ltd. ........    Hong Kong     6,024,548    18,356,072
                                                                                 -----------
  ELECTRICAL EQUIPMENT 1.5%
  BYD Co. Ltd., H .................................      China       1,579,500     4,914,077
  Phoenixtec Power Co. Ltd. .......................     Taiwan       5,599,055     6,198,088
  Yorkey Optical International Cayman Ltd. ........    Hong Kong       322,000       102,663
                                                                                 -----------
                                                                                  11,214,828
                                                                                 -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.0%
  AU Optronics Corp. ..............................     Taiwan       4,066,000     5,469,109
  Delta Electronics Inc. ..........................     Taiwan       1,739,521     5,346,580
  Synnex Technology International Corp. ...........     Taiwan       9,007,680    10,180,294
b Yageo Corp. .....................................     Taiwan       5,208,000     2,270,649
                                                                                 -----------
                                                                                  23,266,632
                                                                                 -----------
  FOOD & STAPLES RETAILING 5.0%
  Dairy Farm International Holdings Ltd. ..........    Hong Kong    10,219,776    31,681,306
  President Chain Store Corp. .....................     Taiwan       2,844,088     7,035,468
                                                                                 -----------
                                                                                  38,716,774
                                                                                 -----------
  FOOD PRODUCTS 0.7%
  People's Food Holdings Ltd. .....................      China       2,791,000     2,157,733
  Uni-President Enterprises Corp. .................     Taiwan       2,705,950     2,644,033
b Xiwang Sugar Holdings Co. Ltd. ..................      China       1,782,000       991,979
                                                                                 -----------
                                                                                   5,793,745
                                                                                 -----------
  HOTELS, RESTAURANTS & LEISURE 0.9%
  The Hongkong and Shanghai Hotels Ltd. ...........    Hong Kong     4,269,954     6,587,360
                                                                                 -----------
  HOUSEHOLD DURABLES 0.1%
  Samson Holding Ltd. .............................      China       1,418,000       820,343
                                                                                 -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 3.4%
  Datang International Power Generation Co. Ltd., H      China      11,586,320     9,801,179
  Guangdong Electric Power Development Co. Ltd., B       China      11,958,943     7,502,734
  Huadian Power International Corp. Ltd., H .......      China      16,098,000     6,208,692
  Huaneng Power International Inc., H .............      China       3,692,776     3,009,880
                                                                                 -----------
                                                                                  26,522,485
                                                                                 -----------
  INDUSTRIAL CONGLOMERATES 2.6%
  Citic Pacific Ltd. ..............................      China       1,589,092     5,270,790
  LG Corp. ........................................   South Korea      121,110     4,052,855
  Shanghai Industrial Holdings Ltd. ...............      China       4,870,253    10,368,568
                                                                                 -----------
                                                                                  19,692,213
                                                                                 -----------
  INSURANCE 1.2%
  China Life Insurance Co. Ltd., H ................      China       3,942,000     9,608,639
                                                                                 -----------


4 | Quarterly Statement of Investments

Templeton China World Fund

-----------------------------------------------------------------------------------------------------
                                                                COUNTRY       SHARES       VALUE
-----------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  INTERNET SOFTWARE & SERVICES 0.1%
b Kongzhong Corp., ADR ....................................      China          61,600   $    503,272
b Sohu.com Inc. ...........................................      China           1,500         36,705
                                                                                         ------------
                                                                                              539,977
                                                                                         ------------
  IT SERVICES 0.1%
  Travelsky Technology Ltd., H ............................      China         435,000        588,318
                                                                                         ------------
  MACHINERY 1.2%
  China International Marine Containers (Group) Co. Ltd., B      China       5,001,733      8,037,805
  Yungtay Engineering Co. Ltd. ............................     Taiwan       2,524,000      1,471,162
                                                                                         ------------
                                                                                            9,508,967
                                                                                         ------------
  MEDIA 0.2%
  Next Media Ltd. .........................................    Hong Kong        80,000         32,192
a Next Media Ltd., 144A ...................................    Hong Kong     3,510,000      1,412,402
                                                                                         ------------
                                                                                            1,444,594
                                                                                         ------------
  METALS & MINING 0.4%
  Aluminum Corp. of China Ltd., H .........................      China       3,452,000      2,773,689
                                                                                         ------------
  OFFICE ELECTRONICS 0.2%
  Kinpo Electronics Inc. ..................................     Taiwan       3,103,500      1,194,761
                                                                                         ------------
  OIL, GAS & CONSUMABLE FUELS 20.3%
  China Petroleum and Chemical Corp., H ...................      China      56,549,395     44,710,550
  China Shenhua Energy Co. Ltd., H ........................      China      11,031,000     21,328,959
  CNOOC Ltd. ..............................................      China      36,015,000     31,762,485
a CNOOC Ltd., 144A ........................................      China         978,000        862,521
  PetroChina Co. Ltd., H ..................................      China      44,221,903     56,283,301
  Yanzhou Coal Mining Co. Ltd., H .........................      China       2,020,000      1,436,096
                                                                                         ------------
                                                                                          156,383,912
                                                                                         ------------
  PAPER & FOREST PRODUCTS 1.3%
  Nine Dragons Paper Holdings Ltd. ........................      China       3,607,000      6,464,216
  Shandong Chenming Paper Holdings Ltd., B ................      China       6,705,000      3,732,446
                                                                                         ------------
                                                                                           10,196,662
                                                                                         ------------
  PHARMACEUTICALS 0.2%
  Tong Ren Tang Technologies Co. Ltd., H ..................      China       1,056,000      1,623,686
                                                                                         ------------
  REAL ESTATE 2.7%
  Cheung Kong (Holdings) Ltd. .............................    Hong Kong     1,360,690     16,076,135
  Henderson Investment Ltd. ...............................    Hong Kong     2,641,756      4,680,032
                                                                                         ------------
                                                                                           20,756,167
                                                                                         ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.8%
  Faraday Technology Corp. ................................     Taiwan       1,257,229      2,285,871
  Realtek Semiconductor Corp. .............................     Taiwan       3,182,550      4,949,977
  Samsung Electronics Co. Ltd. ............................   South Korea        5,510      3,782,622
  Sunplus Technology Co. Ltd. .............................     Taiwan       3,528,717      3,622,554
  Taiwan Semiconductor Manufacturing Co. Ltd. .............     Taiwan      10,945,762     22,169,061
                                                                                         ------------
                                                                                           36,810,085
                                                                                         ------------


                                          Quarterly Statement of Investments | 5

Templeton China World Fund

----------------------------------------------------------------------------------------------
                                                       COUNTRY           SHARES       VALUE
----------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  TEXTILES, APPAREL & LUXURY GOODS 0.1%
  Tack Fat Group International Ltd. ..............     Hong Kong       6,352,000   $    906,443
                                                                                   ------------
  TRANSPORTATION INFRASTRUCTURE 3.5%
  Cosco Pacific Ltd. .............................       China         1,641,449      3,621,193
b Hainan Meilan International Airport Co. Ltd., H        China         3,717,000      1,639,055
  Hopewell Holdings Ltd. .........................     Hong Kong       6,526,000     21,729,702
                                                                                   ------------
                                                                                     26,989,950
                                                                                   ------------
  WIRELESS TELECOMMUNICATION SERVICES 10.3%
  China Mobile Ltd. ..............................       China         9,121,770     76,694,426
  Taiwan Mobile Co. Ltd. .........................      Taiwan         2,496,930      2,497,703
                                                                                   ------------
                                                                                     79,192,129
                                                                                   ------------
  TOTAL COMMON STOCKS (COST $478,631,237) ........                                  724,723,427
                                                                                   ------------


                                                                     -----------
                                                                      PRINCIPAL
                                                                        AMOUNT
                                                                     -----------
  SHORT TERM INVESTMENTS 5.0%
  GOVERNMENT AND AGENCY SECURITIES 5.0%
c Federal Home Loan Bank, 12/01/06 ...............   United States   $12,708,000     12,708,000
c U.S. Treasury Bill, 12/28/06 ...................   United States    26,034,000     25,933,352
                                                                                   ------------
  TOTAL SHORT TERM INVESTMENTS (COST $38,649,156)                                    38,641,352
                                                                                   ------------
  TOTAL INVESTMENTS (COST $517,280,393) 99.0% ....                                  763,364,779
  OTHER ASSETS, LESS LIABILITIES 1.0% ............                                    7,636,553
                                                                                   ------------
  NET ASSETS 100.0% ..............................                                 $771,001,332
                                                                                   ============

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2006, the aggregate value of these securities was $53,129,171, representing 6.89% of net assets.

b     Non-income producing for the twelve months ended November 30, 2006.

c     The security is traded on a discount basis with no stated coupon rate.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton China World Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton China World Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company.

1. INCOME TAXES

At November 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................   $ 518,356,132
                                             =============

Unrealized appreciation ..................   $ 251,128,690
Unrealized depreciation ..................      (6,120,043)
                                             -------------
Net unrealized appreciation (depreciation)   $ 245,008,647
                                             =============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 25, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 25, 2007



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date January 25, 2007